Share Capital (Narrative) (Details)				1 Months Ended				12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Nov. 14, 2025 USD ($) $ / shares shares	Mar. 07, 2025 USD ($)	Feb. 27, 2026 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) shares	May 31, 2024 USD ($) shares	Sep. 30, 2022 USD ($)	Mar. 31, 2026 USD ($) Share $ / shares shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) Share shares
Disclosure of classes of share capital [Line Items]
Proceeds from issuing shares								$ 455,095	$ 5,325,850	$ 520,892
Number of stock options exercised | Share								0		8,572
Net fractional shares as a result of share consolidation (shares) | shares								0
Beneficially owned by CEO And Director [Member]
Disclosure of classes of share capital [Line Items]
Total number of shares issued | shares								1,073,792
Series A Convertible Preferred Shares [Member]
Disclosure of classes of share capital [Line Items]
Preferred stock, dividend rate		9.00%						9.00%
Number of shares issued | shares	1,351							1,351
Shares stated value	$ 1,351,000
Preferred share liability	$ 1,643,214							$ 1,643,214
Accrued dividends								$ 21,270
Total number of shares issued | shares		754
Proceeds from issuing shares		$ 716,300
Discounts and offering expenses		$ 951,409		$ 800,715
Preferred stock, convertible, shares issued | shares	907,558							907,558
Number of shares converted | shares								754
Number of units sold under private placement | shares		425		926
Proceeds from private placement of units		$ 403,750		$ 879,700
Par value per share | $ / shares		$ 1,000		$ 1,000
Description of conversion		convertible into common shares of the Company at 105% of the sum of the stated value plus accrued dividends divided by the lower of a) $1.975 or b) 95% of the lowest daily VWAP from the previous 5 trading days.		convertible into common shares of the Company at 105% of the sum of the stated value plus accrued dividends divided by the lower of a) $1.4875 or b) 95% of the lowest daily VWAP from the previous 5 trading days.
Loss on changes in fair value								$ 497,149
Series B Convertible Preferred Shares [Member]
Disclosure of classes of share capital [Line Items]
Preferred stock, dividend rate								9.00%
Number of shares issued | shares	4,200							4,200
Shares stated value	$ 4,200,000
Preferred share liability	$ 3,915,130							$ 3,915,130
Accrued dividends								$ 49,498
Total number of shares issued | shares								4,200
Par value per share | $ / shares	$ 1,000							$ 1,000
Description of conversion								convertible into common shares of the Company at 105% of the sum of the stated value plus accrued dividends divided by the lower of a) $1.975 or b) 95% of the lowest closing share price from the previous 5 trading days.
Series B Convertible Preferred Shares [Member] | Beneficially owned by CEO And Director [Member]
Disclosure of classes of share capital [Line Items]
Number of shares converted | shares								3,865,632
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued | shares	5,029,291							5,029,291
Total number of shares issued | shares								2,080,153	450,000	27,453
Common shares [Member] | Beneficially owned by CEO And Director [Member]
Disclosure of classes of share capital [Line Items]
Total number of shares issued | shares								1,073,792
Loan principal amount	$ 4,250,000							$ 4,250,000
Underwritten offering [Member] | Common shares [Member]
Disclosure of classes of share capital [Line Items]
Total number of shares issued | shares					300,000	150,000
Proceeds from issuing shares					$ 3,000,000	$ 2,325,750
Discounts and offering expenses						$ 400,774
Warrants issued to purchase common shares | shares						157,500
Underwriter Warrants [Member] | Common shares [Member]
Disclosure of classes of share capital [Line Items]
Discounts and offering expenses					$ 483,434
2025 ATM [Member]
Disclosure of classes of share capital [Line Items]
Total number of shares issued | shares								98,803
Proceeds from issuing shares								$ 455,095
2025 ATM [Member] | Common shares [Member]
Disclosure of classes of share capital [Line Items]
Total number of shares issued | shares								98,803
2025 ATM [Member] | Maximum [Member]
Disclosure of classes of share capital [Line Items]
Proceeds from issuing shares			$ 850,000
2022 ATM [Member]
Disclosure of classes of share capital [Line Items]
Total number of shares issued | shares										18,882
Proceeds from issuing shares										$ 520,892
Discounts and offering expenses										$ 14,904
2022 ATM [Member] | Maximum [Member]
Disclosure of classes of share capital [Line Items]
Proceeds from issuing shares							$ 20,000,000